Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Current tax expense	$ 1,149	$ 2,078
Deferred tax expense	51	547
Total income tax expense	$ 1,200	$ 2,625